Organization (Tables)	12 Months Ended
Dec. 31, 2024
ORGANIZATION [Abstract]
Significant Subsidiaries of Company and its Consolidated Variable Interest Entities
(a)	As of December 31, 2024, principal subsidiaries of the Company consist of the following entities:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct ownership by the Company		Principal activities
			2023	2024

Garena Online Private Limited (“Garena Online”)	May 8, 2009	Singapore	100	100	Game operations and software development

Shopee Limited	January 16, 2015	Cayman Islands	100	100	Investment holding company

Shopee Singapore Private Limited	February 5, 2015	Singapore	100	100	Online platform

PT Shopee International Indonesia	August 5, 2015	Indonesia	100	100	Online platform

Sea Services Limited (formerly known as Sea Capital Limited)	January 30, 2020	Cayman Islands	100	100	Investment holding company

Sea Services Holdings Limited (formerly known as SEA Capital C1 Holdings Limited)	June 30, 2021	Cayman Islands	100	100	Investment holding company

Locust Walk A1 Holdings Limited	June 30, 2021	Cayman Islands	100	100	Investment holding company

Shopee IP Singapore Private Limited	September 2, 2021	Singapore	100	100	Holding certain intellectual property

Financial Information of VIEs
The following tables represent the financial information of the VIEs whom the Company does not have majority voting interest as of December 31, 2023 and 2024 and for the years ended December 31, 2022, 2023 and 2024 before eliminating the intercompany balances and transactions between the VIEs and other entities within the group:

	$	$	$
		As of December 31,
		2023	2024
		$	$
ASSETS
Current assets
Cash and cash equivalents		63,187	61,362
Loans receivable, net		148,246	426,171
Amounts due from intercompanies (1)		241,740	275,715
Others		123,046	124,710

Total current assets		576,219	887,958

Non-current assets
Property and equipment, net		123,094	88,964
Deferred tax assets		35,280	39,967
Others		28,649	71,287

Total non-current assets		187,023	200,218

Total assets		763,242	1,088,176

	$	$	$
		As of December 31,
		2023	2024
		$	$
LIABILITIES
Current liabilities
Accrued expenses and other payables		128,917	140,883
Deferred revenue		169,059	196,369
Borrowings		–	50,000
Amounts due to intercompanies (1)		230,884	158,139
Others		15,864	18,829

Total current liabilities		544,724	564,220

Non-current liabilities
Deferred revenue		16,658	12,226
Amounts due to intercompanies (1)		61,165	207,855
Borrowings		119,323	249,474
Others		19,529	65,596

Total non-current liabilities		216,675	535,151

Total liabilities		761,399	1,099,371

(1)
Amounts due from or to intercompanies consist of intercompany receivables or payables to the other companies within the group arising from intercompany transactions and funds advanced for working capital purpose.

	$	$	$
	Year ended December 31,
	2022	2023	2024
	$	$	$
Revenue
- Third-party customers	722,607	551,978	613,102
- Intercompanies	176,072	248,637	373,962
Net income (loss)	20,425	40,776	(14,011)

	$	$	$
	Year ended December 31,
	2022	2023	2024
	$	$	$
Net cash generated from (used in) operating activities	22,449	(21,369)	(54,917)
Net cash used in investing activities	(89,160)	(189,617)	(319,262)
Net cash generated from financing activities	44,442	232,420	338,806